Risk management and financial instruments - Changes in Fair Value (Details) (Recurring, Level 2, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Currency Forward Contracts
Fair Value, Assets Measured on Recurring Basis, Changes in Derivative Value [Roll Forward]
Beginning Balance	$ 3.2
Additions	0
Disposals	0
Changes in fair value	(3.0)
Ending Balance	0.2
Cross Currency Interest Rate Contract
Fair Value, Assets Measured on Recurring Basis, Changes in Derivative Value [Roll Forward]
Beginning Balance	0
Additions	(6.4)
Changes in fair value	(6.7)
Ending Balance	(13.1)
Interest Rate Swap
Fair Value, Assets Measured on Recurring Basis, Changes in Derivative Value [Roll Forward]
Beginning Balance	(69.5)
Changes in fair value	27.3
Ending Balance	$ (42.2)